GOF-P42 12/25

FRANKLIN TEMPLETON ETF TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON INSTITUTIONAL FUNDS
SUPPLEMENT DATED DECEMBER 15, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

The following supersedes any and all disclosure to the contrary in the Summary Prospectus, Prospectus and SAI of each fund listed in Schedule A:

The portfolio managers primarily responsible for the day-to-day management of the fund are Peter A. Nori, CFA and Heather Abdinoor, CFA.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

FRANKLIN TEMPLETON ETF TRUST
Templeton International Insights ETF	October 21, 2025

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	May 1, 2025
Templeton Foreign VIP Fund

TEMPLETON INSTITUTIONAL FUNDS
International Equity Series	May 1, 2025

Please retain this supplement for future reference.